TAXATION - Deferred tax assets and liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets and liabilities
Balance	$ (28,472,383)	$ (24,994,569)
Additions for business combination	(501,478)	(6,335,717)
Income tax provision	5,115,586	2,380,157
Charge to OCI		712,458
Conversion difference	(943,310)	(234,712)
Balance	(24,801,585)	(28,472,383)
Deferred tax assets
Deferred tax assets and liabilities
Balance	22,789,755	6,567,329
Additions for business combination	765,384	10,369,053
Income tax provision	3,524,507	6,104,850
Conversion difference	(1,095,663)	(251,477)
Balance	25,983,983	22,789,755
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Balance	16,701,783	2,683,161
Additions for business combination		10,369,053
Income tax provision	5,655,758	4,052,151
Conversion difference	(775,137)	(402,582)
Balance	21,582,404	16,701,783
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Balance	3,107	113,029
Income tax provision		(108,217)
Conversion difference	(2,232)	(1,705)
Balance	875	3,107
Trade receivables
Deferred tax assets and liabilities
Balance	354,741	91,604
Income tax provision	212,688	70,748
Conversion difference	(130,077)	192,389
Balance	437,352	354,741
Allowances
Deferred tax assets and liabilities
Balance	796,606	654,260
Income tax provision	(297,513)	175,692
Conversion difference	(51,567)	(33,346)
Balance	447,526	796,606
Royalties
Deferred tax assets and liabilities
Balance	723,083	525,057
Income tax provision	48,310	200,979
Conversion difference	(6,502)	(2,953)
Balance	764,891	723,083
Others
Deferred tax assets and liabilities
Balance	4,210,435	2,500,218
Additions for business combination	765,384
Income tax provision	(2,094,736)	1,713,497
Conversion difference	(130,148)	(3,280)
Balance	2,750,935	4,210,435
Deferred tax liabilities
Deferred tax assets and liabilities
Balance	(51,262,138)	(31,561,898)
Additions for business combination	(1,266,862)	(16,704,770)
Income tax provision	1,591,079	(3,724,693)
Charge to OCI		712,458
Conversion difference	152,353	16,765
Balance	(50,785,568)	(51,262,138)
Intangibles assets
Deferred tax assets and liabilities
Balance	(28,798,967)	(13,664,699)
Additions for business combination		(16,601,120)
Income tax provision	867,747	1,399,616
Conversion difference	113,763	67,236
Balance	(27,817,457)	(28,798,967)
Accumulated depreciation
Deferred tax assets and liabilities
Balance	(13,620,151)	(14,190,560)
Additions for business combination	(211,136)	(103,650)
Income tax provision	(784,369)	37,949
Charge to OCI		712,458
Conversion difference	6,380	(76,348)
Balance	(14,609,276)	(13,620,151)
Inflation tax adjustment
Deferred tax assets and liabilities
Balance	(566,759)	(1,607,912)
Income tax provision	386,486	1,015,276
Conversion difference	17,358	25,877
Balance	(162,915)	(566,759)
Inventories
Deferred tax assets and liabilities
Balance	(5,979,778)	(1,538,310)
Additions for business combination	(940,231)
Income tax provision	(640,394)	(4,441,468)
Balance	(7,560,403)	(5,979,778)
Government grants.
Deferred tax assets and liabilities
Balance		(2,215)
Income tax provision		2,215
Others financial assets
Deferred tax assets and liabilities
Balance	(2,150,406)	(402,390)
Income tax provision	1,690,100	(1,748,016)
Balance	(460,306)	(2,150,406)
Right-of-use leased asset.
Deferred tax assets and liabilities
Balance	(120,440)	(113,994)
Additions for business combination	(115,495)
Income tax provision	30,997	(6,446)
Conversion difference	14,852
Balance	(190,086)	(120,440)
Others.
Deferred tax assets and liabilities
Balance	(25,637)	(41,818)
Income tax provision	40,512	16,181
Balance	$ 14,875	$ (25,637)